6. INCOME TAXES (Details Narrative) (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes Details Narrative
Non-capital losses carryforward	560,000
Non-capital losses expiration period	Non-capital losses expires in various amounts from 2014 to 2031.
Deferred exploration expenses	360,000	360,000	360,000